Pension Plans and Similar Obligations - Expense (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pension Plans and Similar Obligations
Defined contribution plans	€ 381	€ 425	€ 328
Defined benefit pension plans	57	22	62
Pension expenses	€ 438	€ 447	€ 390